Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	1.390%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,858,841.54

Principal:
Principal Collections	$21,856,388.12
Prepayments in Full	$10,810,037.03
Liquidation Proceeds	$295,495.33
Recoveries	$18,060.07
Sub Total	$32,979,980.55
Collections	$34,838,822.09

Purchase Amounts:
Purchase Amounts Related to Principal	$156,875.69
Purchase Amounts Related to Interest	$1,063.07
Sub Total	$157,938.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,996,760.85

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,996,760.85
Servicing Fee	$768,905.23	$768,905.23	$0.00	$0.00	$34,227,855.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,227,855.62
Interest - Class A-2a Notes	$149,600.67	$149,600.67	$0.00	$0.00	$34,078,254.95
Interest - Class A-2b Notes	$95,020.90	$95,020.90	$0.00	$0.00	$33,983,234.05
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$33,599,442.38
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$33,457,610.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,457,610.71
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$33,400,636.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,400,636.04
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$33,358,256.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,358,256.46
Regular Principal Payment	$30,233,783.45	$30,233,783.45	$0.00	$0.00	$3,124,473.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,124,473.01
Residual Released to Depositor	$0.00	$3,124,473.01	$0.00	$0.00	$0.00
Total		$34,996,760.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,233,783.45
Total					$30,233,783.45
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,495,609.70	$64.92	$149,600.67	$0.47	$20,645,210.37	$65.39
Class A-2b Notes	$9,738,173.75	$64.92	$95,020.90	$0.63	$9,833,194.65	$65.55
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$30,233,783.45	$22.95	$869,599.16	$0.66	$31,103,382.61	$23.61

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$172,616,154.20	0.5467727	$152,120,544.50	0.4818516
Class A-2b Notes	$82,015,911.08	0.5467727	$72,277,737.33	0.4818516
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$819,572,065.28	0.6221416	$789,338,281.83	0.5991910

Pool Information
Weighted Average APR	2.415%	2.406%
Weighted Average Remaining Term	46.05	45.20
Number of Receivables Outstanding	44,391	43,586
Pool Balance	$922,686,279.42	$889,096,950.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$852,609,141.84	$821,871,518.46
Pool Factor	0.6452360	0.6217469

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$13,336,454.26
Yield Supplement Overcollateralization Amount	$67,225,431.98
Targeted Overcollateralization Amount	$99,758,668.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,758,668.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$470,532.81
(Recoveries)		37	$18,060.07
Net Loss for Current Collection Period			$452,472.74
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5885%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3403%
Second Prior Collection Period			0.5318%
Prior Collection Period			0.5249%
Current Collection Period			0.5994%
Four Month Average (Current and Prior Three Collection Periods)			0.4991%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,274	$4,479,372.87
(Cumulative Recoveries)			$303,368.70
Cumulative Net Loss for All Collection Periods			$4,176,004.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2920%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,515.99
Average Net Loss for Receivables that have experienced a Realized Loss			$3,277.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.08%	409	$9,617,813.06
61-90 Days Delinquent	0.12%	48	$1,050,036.87
91-120 Days Delinquent	0.02%	6	$188,897.18
Over 120 Days Delinquent	0.02%	7	$186,610.36
Total Delinquent Receivables	1.24%	470	$11,043,357.47

Repossession Inventory:
Repossessed in the Current Collection Period		40	$846,973.00
Total Repossessed Inventory		64	$1,444,288.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1106%
Prior Collection Period			0.1802%
Current Collection Period			0.1400%
Three Month Average			0.1436%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1603%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer